Shareholders equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

	06/30/2026		12/31/2025
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,144,533	15.52	196,065,636	15.51
Related persons	26,568,442	2.10	32,157,608	2.54
Alden Fundo de Investimento em Ações	27,154,744	2.15	27,154,744	2.15
	617,480,048	48.85	622,990,317	49.28
Treasury (Note 27.2)	30,980,893	2.45	28,208,827	2.23
Other shareholders	615,656,674	48.70	612,918,471	48.49
	1,264,117,615	100.00	1,264,117,615	100.00

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344
Exercised	(356,734)	53.57	(19,110)	(18,383)
Repurchase	3,128,800	42.68	133,541	133,541
Balances at June 30, 2026	30,980,893	52.47	1,625,577	1,231,490